INVENTORIES - Movements in the allowance for obsolescence of inventories (Details) - Impairment allowance - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
At the beginning of the year	$ (2,977)	$ (3,323)
Increases	(5,309)	(812)
Uses	502	1,158
At the end of the year	$ (7,784)	$ (2,977)